INTEREST RATE SWAP DERIVATIVES - Notional Amounts of Derivative Instruments (FY) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument	Jun. 30, 2021 USD ($) instrument
Minimum
Derivatives, Fair Value [Line Items]
Minimum notional amounts	$ 34,989,063		$ 24,935,999
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument	8	12	4
Notional Amount	$ 36,617,164	$ 48,215,139
Weighted Average Fixed Pay Rate	3.35%	3.87%	4.55%
Weighted Average Remaining Term	2 years 2 months 12 days	2 years 10 months 24 days
Minimum notional amounts	$ 36,617,164		$ 26,291,600
Interest Rate Swap | Minimum
Derivatives, Fair Value [Line Items]
Minimum notional amounts	$ 34,989,063	$ 45,514,229
(LIBOR) | Interest Rate Swap | Minimum
Derivatives, Fair Value [Line Items]
Reference Rate	3.13%	2.76%	4.05%
(LIBOR) | Interest Rate Swap | Maximum
Derivatives, Fair Value [Line Items]
Reference Rate	5.16%	5.16%	5.16%